Dividends	6 Months Ended
Jun. 30, 2022
Interim Financial Reporting [Abstract]
Dividends

2	Dividends

Dividends to the parent company
	Half-year to
	30 Jun 2022		30 Jun 2021		31 Dec 2021
	£ per share	£m	£ per share	£m	£ per share	£m
Dividends on preference shares classified as equity
Dividend on HSBC Bank plc non-cumulative third dollar preference shares[1]	—	—	—	—	0.001	—
Total	—	—	—	—	0.001	—
Total coupons on capital securities classified as equity		59		58	—	136
Dividends to parent		59		58	—	136
1    In 2021, the liquidation value of USD third dollar preference shares reduced to $0.01 per share.
No dividend was declared on ordinary share capital in respect of 2022 and 2021.

Total coupons on capital securities classified as equity
		Half-year to
		30 Jun	30 Jun	31 Dec
		2022	2021	2021
	First call date	£m	£m	£m
Undated Subordinated Additional Tier 1 instruments
– €1,900m Undated Subordinated Resettable Additional Tier 1 instrument 2015	Dec 2020	—	—	84
– €235m Undated Subordinated Resettable Additional Tier 1 instrument 2016	Jan 2022	11	11	1
– €300m Undated Subordinated Resettable Additional Tier 1 instrument 2018	Mar 2023	10	10	—
– £555m Undated Subordinated Resettable Additional Tier 1 instrument 2018	Mar 2023	28	28	—
– £500m Undated Subordinated Resettable Additional Tier 1 instrument 2019	Nov 2024	—	—	24
– €250m Undated Subordinated Resettable Additional Tier 1 instrument 2019	Nov 2024	—	—	7
– £431m Undated Subordinated Resettable Additional Tier 1 instrument 2019	Dec 2024	—	—	20
– €200m Undated Subordinated Resettable Additional Tier 1 instrument 2019	Jan 2025	8	9	—
– €250m Undated Subordinated Resettable Additional Tier 1 instrument 2022	Mar 2027	2	—	—
Total		59	58	136